Interest Expense (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Interest Expense

Composition	12/31/2023	12/31/2022	12/31/2021
Interest expense
For deposits
Non-financial private sector
Checking accounts	111,189,841	48,198,997	7,984,396
Saving accounts	18,119,619	11,858,081	7,502,306
Time deposits and investments accounts	1,453,034,330	873,804,922	529,310,249
Other	14
For Financing received from BCRA and other financial institutions	2,048,973	1,575,216	948,439
For repo transactions
Other financial institutions	13,873,646	3,038,227	1,786,840
For other financial liabilities	7,199,999	2,650,408	146,700
For issued corporate bonds	1,652,176	920,032	5,229,373
For subordinated corporate bonds	14,180,562	14,412,425	19,684,477

Total	1,621,299,160	956,458,308	572,592,780